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                      THE DIRECTOR (SERIES VIII AND VIIIR)
                    THE BB&T DIRECTOR (SERIES III AND IIIR)
                 AMSOUTH VARIABLE ANNUITY (SERIES III AND IIIR)
                   THE DIRECTOR SELECT (SERIES III AND IIIR)
                   THE DIRECTOR CHOICE (SERIES III AND IIIR)
                  THE HUNTINGTON DIRECTOR (SERIES II AND IIR)
                    FIFTH THIRD DIRECTOR (SERIES II AND IIR)
                    WELLS FARGO DIRECTOR (SERIES II AND IIR)
                           DIRECTOR ULTRA (SERIES I)

                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101923

     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGE IS MADE TO YOUR PROSPECTUS:

The minimum total annual operating expense reflected in the table immediately preceding the Annual Fund Operating Expenses table in your prospectus is deleted and replaced with 0.32%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6009